Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of employer's matching contribution	100.00%
Employer's matching contribution as percentage of each participant's compensation, maximum	6.00%
Employer's annual contribution	$ 778,724	$ 786,824	$ 728,650
Defined contribution plan, service period for eligibility	1 year
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation expense	26,862	75,327	81,478
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation expense	$ 882,904	$ 844,184	$ 464,202